Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow provided by operating activities
Net income (loss) for the year	R$ (2,134)	R$ (4)	R$ 960
Adjustments to reconcile net income for the year to net cash provided by the operating activities:
Deferred income tax (note 20)	(282)	(29)	(676)
Losses on disposals of property and equipment	(14)	(2,569)	(247)
Depreciation and amortization	1,136	1,902	2,117
Financial charges	1,670	1,696	1,316
Receivables Fair value adjustment		2	1
Share of profit of associates (note 13.4)	(699)	247	47
Provision for contingencies (note 21)	(87)	1,523	137
Provision for write-off and impairment		33	44
Share-based payment (note 24)	16	27	26
Allowance for doubtful accounts (note 8.2 e 9.1)	20	40	61
Allowance (reversal) for inventory losses and damages (Note 10.2)	43	(28)	26
Deferred revenue (Note 23)	(77)	(26)	26
Gain on write-off of lease liabilities (note 22.2)	(142)	(278)	(1,022)
Other operating income / expenses			(280)
Gain on the sale of subsidiary	2,082	1
Total	1,532	2,537	2,536
Changes in operating assets and liabilities
Trade receivables	(20)	(166)	(140)
Inventories	147	(383)	989
Recoverable taxes	173	(509)	210
Other assets	149	(336)	(5)
Related parties	(136)	(396)	(101)
Restricted deposits for legal proceedings	225	(51)	(176)
Trade payables, net	(1,512)	(332)	(738)
Payroll and related taxes	93	(67)	(60)
Taxes and social contributions payable	265	274	355
Payments of income tax and social contributions	(204)	(306)	(425)
Provision for contingencies	(222)	(368)	(161)
Deferred revenue	14	66	55
Other liabilities	39	(195)	378
Receipts of dividends and interest on own capital	20	16	11
Total	(969)	(2,753)	192
Net cash provided by (used in) operating activities	563	(216)	2,728
Cash flow from investing activities
Purchase of property and equipment (Note 14.4)	(1,014)	(1,398)	(1,035)
Purchase of intangible assets (note 15.3)	(157)	(228)	(232)
Proceeds from sales of property and equipment	876	4,560	1,315
Cash of deconsolidation of Éxito	(1,257)
Acquisition of investment property	(31)	(100)	(124)
Financial assets	(14)
Others			(1)
Net cash provided by (used in) investment activities	(1,597)	2,834	(77)
Cash flow from financing activities
Capital increase		2	9
Proceeds from borrowings and financing (Note 17.2)	1,718	1,545	4,860
Payments of borrowings and financing (Note 17.2)	(2,145)	(4,579)	(5,315)
Payments of lease liabilities (Note 22.2)	(1,166)	(1,378)	(1,523)
Payments of dividends and interest on own capital	(112)	(265)	(780)
Contributions obtained from non-controlling shareholders			14
Installment payments on the acquisition of subsidiary	(3)	(3)	(3)
Transactions with non-controlling shareholders	3	(25)	(5)
Net cash used in financing activities	(1,705)	(4,703)	(2,743)
Net (decrease) in cash and cash equivalents	(2,739)	(2,085)	(92)
Cash and cash equivalents at the beginning of the year	5,621	8,274	8,711
Exchange variation on cash and cash equivalents	89	(568)	(345)
Cash and cash equivalents at the end of the year	R$ 2,971	R$ 5,621	R$ 8,274